Property Plant and Equipment (Tables)	9 Months Ended
Sep. 30, 2012
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment

Property, plant and equipment on September 30, 2012 and December 31, 2011 are as follows:

	September 30, 2012	December 31, 2011
Machinery and Equipment	$39,627	$29,627
Less: Accumulated Depreciation	18,916	9,612
	$20,711	$20,015